Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,429	$ 2,147
Warranty and campaign programs	940	908	$ 1,020
Marketing and sales incentive programs	1,182	1,166
Tax payables	714	528
Accrued expenses and deferred income	634	595
Accrued employee benefits	633	572
Legal reserves and other provisions	355	389
Contract reserve	407	396
Restructuring reserve	30	51	$ 95	$ 77
Other	681	736
Total	$ 8,005	$ 7,488